Additional Notes - Summary of Contingent Liabilities - Narrative (Details) - Contingent liabilities € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of contingent liabilities [line items]
Milestone payment		$ 236.5	€ 214.0
Deferred income from obligations to royalty pharma	€ 786.4
Contingent liabilities incurred in relation to interests in associates	€ 226.8